MAINSTAY VP FUNDS TRUST

51 Madison Avenue

New York, NY 10010

March 4, 2016

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	MainStay VP Funds Trust

MainStay VP Conservative Allocation Portfolio

MainStay VP Growth Allocation Portfolio

MainStay VP Moderate Allocation Portfolio

MainStay VP Moderate Growth Allocation Portfolio

MainStay VP U.S. Small Cap Portfolio

MainStay VP Cash Management Portfolio

File Nos.  002-86082 and 811-03833-01

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement, dated February 29, 2016 to the Prospectus for the MainStay VP Conservative Allocation Portfolio, MainStay VP Growth Allocation Portfolio, MainStay VP Moderate Allocation Portfolio, MainStay VP Moderate Growth Allocation, MainStay VP U.S. Small Cap Portfolio and MainStay VP Cash Management Portfolio (Accession Number 0001144204-16-084821). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (973) 394-4505.

Sincerely,

/s/ Thomas C. Humbert

Thomas C. Humbert

Assistant Secretary